Property and Equipment, Net	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
4.	Property and Equipment, Net

Property and equipment, net consisted of the following:

	December 31,
	2021	2022
	(in thousands)
Computer and software	$1,603	$2,637
Furniture and office equipment	429	1,382
Leasehold improvements	2,271	8,883

Property and equipment, gross	4,303	12,902
Less: accumulated depreciation and amortization	(1,034)	(2,619)

Property and equipment, net	$3,269	$10,283

Depreciation and amortization expense were $235, $331 and $1,585 for the years ended December 31, 2020, 2021 and 2022, respectively. During the year ended December 31, 2022, the Company wrote-off $76 of fully depreciated assets.